             The Munder Funds                     The Munder Funds
   Supplement Dated September 13, 2001 Supplement Dated September 13, 2001 to Prospectus Dated October 27, 2000 to Prospectus Dated October 27, 2000
      As Restated February 26, 2001         Class A, B and C Shares of:
       Class A, B and C Shares of:

            Munder Cash Investment Fund, Munder Money Market Fund,
 Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund


Notwithstanding language to the contrary contained in the Prospectus under "Pricing of Fund Shares," the Cash Investment, the Money Market, the Tax-Free Money Market and U.S. Treasury Money Market Funds' assets may be priced and these Funds may be open for business on weekdays when the New York Stock Exchange is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the New York Stock Exchange is closed will be effected at the net asset value per share of the applicable class of shares of the Money Market Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

SUPPROMM91301

    The Munder Funds          The Munder Funds
    Supplement Dated          Supplement Dated
   September 13, 2001        September 13, 2001
   to Prospectus Dated       to Prospectus Dated
    October 27, 2000          October 27, 2000
As Restated February 26,     Class K Shares of:
          2001
 (All Funds Except Power
          Plus)

   to Prospectus Dated
    February 26, 2001
  (Power Plus) Class K
       Shares of:

Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus
 Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Index 500 Fund, Munder Micro-Cap
 Equity Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small
     Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund,
    Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund,
                     Munder Tax-Free Money Market Fund and
                    Munder U.S. Treasury Money Market Fund

Notwithstanding language to the contrary contained in the Prospectus under "Pricing of Fund Shares," the Cash Investment, the Tax-Free Money Market and U.S. Treasury Money Market Funds' assets may be priced and these Funds may be open for business on weekdays when the New York Stock Exchange is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the New York Stock Exchange is closed will be effected at the net asset value per share of the applicable class of shares of the Money Market Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

SUPPROK91301

    The Munder Funds          The Munder Funds
    Supplement Dated          Supplement Dated
   September 13, 2001        September 13, 2001
   to Prospectus Dated       to Prospectus Dated
    October 27, 2000          October 27, 2000
As Restated February 26,     Class Y Shares of:
          2001
 (All Funds Except Power
          Plus)

   to Prospectus Dated
    February 26, 2001
  (Power Plus) Class Y
       Shares of:

Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus
                                  Growth Fund
(formerly Munder Equity Selection Fund), Munder Future Technology Fund, Munder
 International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund (formerly Munder Growth Opportunities
 Fund), Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund,
  Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund,
     Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond
     Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash
 Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund
                  and Munder U.S. Treasury Money Market Fund

Notwithstanding language to the contrary contained in the Prospectus under "Pricing of Fund Shares," the Cash Investment, the Money Market, the Tax-Free Money Market and U.S. Treasury Money Market Funds' assets may be priced and these Funds may be open for business on weekdays when the New York Stock Exchange is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m., Eastern time, on any day the money markets are open but the New York Stock Exchange is closed will be effected at the net asset value per share of the applicable class of shares of the Money Market Fund determined as of 4:00 p.m., Eastern time, on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.
SUPPROY91301